INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Bunkers and other consumables at cost	$ 8,700	$ 12,491
Ships recognised as inventories	0	0
Ships reclassified from Ships, property, plant and equipment as inventories (Note 14)	42,353	15,932
Sale of ships recognised as inventories	(42,353)	(15,932)
Included in assets of a disposal group held for sale (Note 40)	(125)	(255)	[1]
Inventories	$ 8,700	$ 12,236

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.